Finance income/(costs) (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income/(costs)
In-kind interest on convertible loan notes				£ (16,160)	£ (14,897)
Interest on loans from related parties						£ (483)
Interest expense on leases				(199)	(143)	(77)
Foreign exchange loss					(13,338)
Other				(101)	(116)	(15)
Total finance costs				(16,460)	(28,494)	(575)
Interest income on deposits				3,356	623
Foreign exchange gain				12,867
Fair value movements on convertible loan notes				15,705	25,723	25,761
Fair value movements on warrant liabilities				3,873	5,880	6,817
Other						12
Total finance income			£ 28,320	35,801	32,226	32,590
Net finance income/(costs)	£ (8,121)	£ 24,193	£ 16,073	£ 19,341	£ 3,732	£ 32,015